Deficit (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Schedule of Deficit

($ millions)	2018	2017
Accumulated earnings (deficit)	(2,980.6)	(363.7)
Accumulated gain on shares issued pursuant to DRIP (1) and SDP (2)	8.4	8.4
Accumulated tax effect on redemption of restricted shares	12.1	12.1
Accumulated dividends	(7,607.1)	(7,408.6)
Deficit	(10,567.2)	(7,751.8)

(1)	Premium Dividend TM and Dividend Reinvestment Plan.

(2)	Share Dividend Plan.